Concentrations of credit risk (Tables) - Exposure to ten largest borrowers	12 Months Ended
Mar. 31, 2025
Schedules of Concentration of Risk, by Risk Factor
The Bank’s portfolio of loans, credit substitute securities and non-funded
exposure (including derivatives) is broadly diversified along industry and product lines, and as of March 31, 2024 and March 31, 2025, the exposures are as set forth below.

	As of March 31, 2024
Category	Gross loans		Fair value of credit substitutes		Non-funded exposure		Total		%
	(In millions, except percentages)
Consumer Loans	Rs.	10,191,521.5	Rs.	—	Rs.	468.1	Rs.	10,191,989.6	35.1
NBFC		1,725,559.7		20,585.6		5,153.7		1,751,299.0	6.0
Retail Trade		1,085,962.9		—		56,822.6		1,142,785.5	3.9
Real Estate & Property Services		1,070,220.3		3,495.0		57,556.4		1,131,271.7	3.9
Consumer Services		860,297.1		—		35,933.7		896,230.8	3.1
Power		770,473.1		37,706.9		63,452.3		871,632.3	3.0
Infrastructure Development		450,183.2		6,716.0		336,982.5		793,881.7	2.7
Food and Beverage		712,895.6		1,405.1		59,163.2		773,463.9	2.7
Road Transportation		741,738.6		—		11,160.3		752,898.9	2.6
Others (none greater than 2%)		9,184,195.4		61,578.3		1,477,275.2		10,723,048.9	37.0

Total	Rs.	26,793,047.4	Rs.	131,486.9	Rs.	2,103,968.0	Rs.	29,028,502.3	100.0

	As of March 31, 2025
Category	Gross loans		Fair value of credit substitutes		Non-funded exposure		Total		Total		%
	(In millions, except percentages)
Consumer Loans	Rs.	10,435,520.6	Rs.	—	Rs.	252.5	Rs.	10,435,773.1	US$	122,155.8	33.3
NBFC		1,650,812.6		50,076.1		1,035.1		1,701,923.8		19,921.9	5.4
Retail Trade		1,107,102.6		—		56,842.4		1,163,945.0		13,624.5	3.7
Real Estate & Property Services		1,168,287.2		—		62,855.1		1,231,142.3		14,411.1	3.9
Consumer Services		1,017,874.2		—		45,155.5		1,063,029.7		12,443.3	3.4
Power		769,686.4		24,160.8		102,143.7		895,990.9		10,488.0	2.8
Wholesale Trade - Non Industrial		643,909.8		—		36,548.1		680,457.9		7,965.1	2.2
Wholesale Trade - Industrial		574,318.0		—		101,287.4		675,605.4		7,908.3	2.1
Iron and Steel		554,444.4		20,404.6		92,993.8		667,842.8		7,817.4	2.1
Engineering		447,424.3		2,484.2		203,246.4		653,154.9		7,645.5	2.1
Infrastructure Development		362,910.9		8,937.8		359,503.4		731,352.1		8,560.8	2.3
Agri-Allied		627,426.4		—		5,066.2		632,492.6		7,403.6	2.0
Food and Beverage		760,841.6		—		59,838.4		820,680.0		9,606.5	2.6
Road Transportation		815,518.6		—		14,315.2		829,833.8		9,713.6	2.6
Others (none greater than 2%)		7,702,733.5		55,116.1		1,501,008.6		9,258,858.2		108,379.5	29.5

Total	Rs.	28,638,811.1	Rs.	161,179.6	Rs.	2,642,091.8	Rs.	31,442,082.5	US$	368,044.9	100.0

Fair Value, Concentration of Risk
The Bank’s ten largest exposures as of March 31, 2024 and March 31, 2025, based on the higher of the outstanding balance or the limit on loans, investments (including credit substitutes) and non-funded
exposures (including derivatives), are as follows:

	As of March 31, 2024
	Funded Exposure		Non-Funded Exposure		Total Exposure
	(In millions)
Borrower 1	Rs.	301,241.8	Rs.	—	Rs.	301,241.8
Borrower 2		276,973.5		1,200.0		278,173.5
Borrower 3		220,801.0		—		220,801.0
Borrower 4		214,755.0		42.5		214,797.5
Borrower 5		212,970.4		—		212,970.4
Borrower 6		187,963.3		200.0		188,163.3
Borrower 7		175,000.0		28.1		175,028.1
Borrower 8		163,105.7		5,893.4		168,999.1
Borrower 9		47,933.7		112,605.5		160,539.2
Borrower 10		145,250.0		21.0		145,271.0

	As of March 31, 2025
	Funded Exposure		Non-Funded Exposure		Total Exposure		Total Exposure
			(In millions)
Borrower 1	Rs.	263,155.5	Rs.	2,000.0	Rs.	265,155.5	US$	3,103.8
Borrower 2		234,939.9		—		234,939.9		2,750.1
Borrower 3		227,914.3		200.0		228,114.3		2,670.2
Borrower 4		225,131.7		—		225,131.7		2,635.3
Borrower 5		205,523.2		1,702.3		207,225.5		2,425.7
Borrower 6		91,969.7		90,952.8		182,922.5		2,141.2
Borrower 7		176,019.5		12.5		176,032.0		2,060.5
Borrower 8		168,639.0		5,172.1		173,811.1		2,034.5
Borrower 9		63,492.5		101,444.6		164,937.1		1,930.7
Borrower 10		153,855.0		1,027.6		154,882.6		1,813.0